Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances with SPD within Consolidated Balance Sheets

The following table summarizes our related party balances with SPD within our consolidated balance sheets (in thousands):

Balance Sheet Caption	As of December 31,
	2012	2011
Accounts receivable, net of allowances	$7,317	$8,931
Prepaid expenses and other current assets	$9,161	$9,775
Deferred financing costs, net, and other non-current assets	$14,629	$15,455
Accounts payable	$21,258	$19,273